RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1%	Shares	Value
Aerospace & Defense - 0.8%
Spirit AeroSystems Holdings, Inc. - Class A (a)	8,233	$283,709

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	3,703	379,187

Alternative Carriers - 3.1%
Cogent Communications Holdings, Inc.	4,106	251,739
Lumen Technologies, Inc. (a)	222,655	872,807
		1,124,546

Apparel Retail - 1.6%
American Eagle Outfitters, Inc.	10,833	125,879
Foot Locker, Inc. (a)	12,639	178,210
Gap, Inc.	12,837	264,571
		568,660

Apparel, Accessories & Luxury Goods - 3.9%
Carter's, Inc.	3,845	157,261
Hanesbrands, Inc. (a)	57,831	333,685
Ralph Lauren Corp.	1,633	360,467
Under Armour, Inc. - Class A (a)	39,178	244,863
VF Corp.	21,152	328,279
		1,424,555

Application Software - 4.4%
ACI Worldwide, Inc. (a)	7,730	422,909
Asana, Inc. - Class A (a)	17,719	258,166
Dropbox, Inc. - Class A (a)	11,378	303,906
LiveRamp Holdings, Inc. (a)	8,164	213,407
NCR Voyix Corp. (a)	21,528	209,898
RingCentral, Inc. - Class A (a)	8,891	220,141
		1,628,427

Automobile Manufacturers - 1.7%
Lucid Group, Inc. (a)	102,835	248,861
Rivian Automotive, Inc. - Class A (a)	29,621	368,781
		617,642

Automotive Retail - 0.8%
CarMax, Inc. (a)	3,925	305,836

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Biotechnology - 2.3%
Arrowhead Pharmaceuticals, Inc. (a)	11,618	$148,013
Denali Therapeutics, Inc. (a)	17,067	232,026
Intellia Therapeutics, Inc. (a)	12,246	87,069
Sage Therapeutics, Inc. (a)	18,840	149,778
Vir Biotechnology, Inc. (a)	31,756	205,779
		822,665

Brewers - 0.6%
Boston Beer Co., Inc. - Class A (a)	942	224,987

Broadcasting - 0.8%
Paramount Global - Class B	23,079	276,025

Broadline Retail - 1.7%
Etsy, Inc. (a)	3,832	180,794
Kohl's Corp. (b)	10,990	89,898
Nordstrom, Inc.	13,867	339,048
		609,740

Cable & Satellite - 2.9%
Cable One, Inc.	665	176,737
Liberty Broadband Corp. - Class C (a)	5,338	453,997
Sirius XM Holdings, Inc.	18,140	408,966
		1,039,700

Cargo Ground Transportation - 0.8%
Schneider National, Inc. - Class B	12,749	291,315

Communications Equipment - 1.0%
Lumentum Holdings, Inc. (a)	6,020	375,287

Consumer Finance - 1.7%
Ally Financial, Inc.	6,863	250,294
Bread Financial Holdings, Inc.	7,136	357,370
		607,664

Diversified Banks - 0.9%
Comerica, Inc.	5,248	309,947

Diversified Financial Services - 1.0%
Equitable Holdings, Inc.	7,136	371,714

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 1.1%
MP Materials Corp. (a)	16,466	$401,935

Education Services - 1.0%
Grand Canyon Education, Inc. (a)	2,041	353,134

Electric Utilities - 4.4%
ALLETE, Inc.	4,447	292,168
Hawaiian Electric Industries, Inc. (a)	26,690	292,256
NRG Energy, Inc.	3,627	346,233
Pinnacle West Capital Corp.	3,611	343,948
TXNM Energy, Inc.	7,111	380,297
		1,654,902

Electrical Components & Equipment - 0.4%
Plug Power, Inc. (a)	113,511	153,240

Fertilizers & Agricultural Chemicals - 1.1%
FMC Corp.	4,461	188,210
Mosaic Co.	8,321	224,750
		412,960

Financial Exchanges & Data - 0.8%
MarketAxess Holdings, Inc.	1,311	283,635

Gas Utilities - 0.8%
ONE Gas, Inc.	4,082	308,558

Health Care Equipment - 3.9%
Enovis Corp. (a)	4,871	186,121
Envista Holdings Corp. (a)	13,345	230,335
Integra LifeSciences Holdings Corp. (a)	8,949	196,789
Masimo Corp. (a)	1,953	325,369
Omnicell, Inc. (a)	9,953	347,956
Teleflex, Inc.	1,256	173,567
		1,460,137

Health Care Facilities - 1.5%
Surgery Partners, Inc. (a)	10,519	249,826
Universal Health Services, Inc. - Class B	1,576	296,131
		545,957

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Health Care Services - 2.0%
agilon health, Inc. (a)	47,728	$206,662
Amedisys, Inc. (a)	2,861	265,014
Premier, Inc. - Class A	12,560	242,157
		713,833

Health Care Supplies - 0.9%
Dentsply Sirona, Inc.	8,792	131,352
Haemonetics Corp. (a)	2,904	184,550
		315,902

Home Furnishings - 0.3%
Leggett & Platt, Inc.	14,444	114,252

Hotels, Resorts & Cruise Lines - 2.0%
Marriott Vacations Worldwide Corp.	2,736	175,761
Sabre Corp. (a)	91,891	258,214
Travel + Leisure Co.	6,047	279,915
		713,890

Household Appliances - 0.4%
Helen of Troy Ltd. (a)	2,826	151,163

Housewares & Specialties - 0.6%
Newell Brands, Inc.	33,207	205,883

Human Resource & Employment Services - 1.5%
Insperity, Inc.	2,557	228,161
Paycom Software, Inc.	1,413	308,712
		536,873

Interactive Media & Services - 3.1%
Bumble, Inc. - Class A (a)	25,905	112,428
IAC, Inc. (a)	5,495	252,440
Match Group, Inc.	8,548	266,698
TripAdvisor, Inc. (a)	10,337	146,475
Ziff Davis, Inc. (a)	5,254	197,445
ZoomInfo Technologies, Inc. (a)	16,485	164,850
		1,140,336

IT Consulting & Other Services - 0.6%
DXC Technology Co. (a)	13,502	230,209

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Leisure Products - 1.4%
Hasbro, Inc.	4,295	$264,099
YETI Holdings, Inc. (a)	7,379	244,245
		508,344

Life & Health Insurance - 1.0%
Lincoln National Corp.	9,661	346,927

Life Sciences Tools & Services - 2.1%
Azenta, Inc. (a)	5,024	174,031
Bio-Rad Laboratories, Inc. - Class A (a)	974	237,227
Maravai LifeSciences Holdings, Inc. - Class A (a)	32,028	70,782
Sotera Health Co. (a)	23,531	274,372
		756,412

Movies & Entertainment - 0.8%
Madison Square Garden Sports Corp. (a)	1,439	280,202

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	6,806	177,773

Oil & Gas Equipment & Services - 0.6%
NOV, Inc.	14,130	215,059

Oil & Gas Refining & Marketing - 0.5%
CVR Energy, Inc.	8,635	167,519

Other Specialty Retail - 0.5%
Bath & Body Works, Inc.	5,809	176,129

Packaged Foods & Meats - 0.8%
Nomad Foods Ltd.	14,603	286,949

Passenger Airlines - 0.6%
JetBlue Airways Corp. (a)	46,420	223,744

Passenger Ground Transportation - 1.2%
Avis Budget Group, Inc. (a)	2,819	213,962
Hertz Global Holdings, Inc. (a)	57,619	227,019
		440,981

Personal Care Products - 0.7%
Herbalife Ltd. (a)	30,301	261,498

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.8%
CNA Financial Corp.	5,966	$303,013
Fidelity National Financial, Inc.	5,338	347,397
		650,410

Regional Banks - 3.6%
BankUnited, Inc.	10,008	344,676
First Hawaiian, Inc.	12,494	305,353
Flagstar Financial, Inc.	33,170	385,435
TFS Financial Corp.	22,353	276,954
		1,312,418

Restaurants - 0.5%
Cracker Barrel Old Country Store, Inc.	4,553	176,747

Semiconductor Materials & Equipment - 0.3%
Axcelis Technologies, Inc. (a)	2,512	124,771

Semiconductors - 2.7%
Ambarella, Inc. (a)	5,728	288,290
Cirrus Logic, Inc. (a)	2,983	297,271
Qorvo, Inc. (a)	2,284	165,384
Semtech Corp. (a)	6,999	240,766
		991,711

Specialized Consumer Services - 0.9%
Frontdoor, Inc. (a)	8,581	329,682

Specialty Chemicals - 2.0%
Eastman Chemical Co.	2,826	248,999
Ingevity Corp. (a)	5,181	205,116
NewMarket Corp.	509	288,323
		742,438

Systems Software - 1.0%
Gen Digital, Inc.	13,088	347,356

Technology Distributors - 0.7%
Avnet, Inc.	5,390	259,205

Technology Hardware, Storage & Peripherals - 0.3%
Xerox Holdings Corp.	19,782	95,547

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 86.1% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.4%
Affirm Holdings, Inc. (a)	8,352	$377,427
Jack Henry & Associates, Inc.	1,615	294,899
Marqeta, Inc. - Class A (a)	47,257	194,699
		867,025

Wireless Telecommunication Services - 1.8%
Telephone and Data Systems, Inc.	16,846	652,614
TOTAL COMMON STOCKS (Cost $34,726,937)		31,349,866

REAL ESTATE INVESTMENT TRUSTS - 13.6%
Hotel & Resort REITs - 2.0%
Apple Hospitality REIT, Inc.	17,854	230,496
Host Hotels & Resorts, Inc.	13,976	198,599
Park Hotels & Resorts, Inc.	16,328	174,383
Service Properties Trust	42,704	111,457
		714,935

Mortgage REITs - 1.6%
Annaly Capital Management, Inc.	14,322	290,880
Chimera Investment Corp.	21,322	273,561
		564,441

Office REITs - 5.0%
BXP, Inc.	4,259	286,162
Douglas Emmett, Inc.	19,228	307,648
Highwoods Properties, Inc.	10,048	297,823
JBG SMITH Properties	17,555	282,811
SL Green Realty Corp.	5,338	308,003
Vornado Realty Trust	10,123	374,449
		1,856,896

Other Specialized REITs - 1.7%
EPR Properties	6,491	341,492
Outfront Media, Inc.	16,867	272,233
		613,725

Retail REITs - 2.5%
Federal Realty Investment Trust	2,530	247,485
Macerich Co.	19,166	329,080
Regency Centers Corp.	4,447	328,011
		904,576

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 13.6% (CONTINUED)	Shares	Value
Single-Family Residential REITs - 0.8%
Equity LifeStyle Properties, Inc.	4,396	$293,213
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,464,143)		4,947,786

SHORT-TERM INVESTMENTS - 0.1%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 4.27% (d)	263	263

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (d)	37,060	37,060
TOTAL SHORT-TERM INVESTMENTS (Cost $37,323)		37,323

TOTAL INVESTMENTS - 99.8% (Cost $40,228,403)		$36,334,975
Other Assets in Excess of Liabilities - 0.2%		63,874
TOTAL NET ASSETS - 100.0%		$36,398,849

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $245 which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RESEARCH AFFILIATES DELETIONS ETF

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)
Research Affiliates Deletions ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$31,349,866	$—	$—	$31,349,866
Real Estate Investment Trusts	4,947,786	—	—	4,947,786
Investments Purchased with Proceeds from Securities Lending	263			263
Money Market Funds	37,060	—	—	37,060
Total Investments	$16,958,029	$—	$—	$16,958,029

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.